Research and Development (Details) - Schedule of Research and Development	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of Research and Development [Abstract]
Salaries and benefits	$ 2,106,459	$ 1,440,818	$ 2,005,506	$ 1,688,408
Materials	174,260	119,194	111,856	247,948
Royalties to the OCS	9,865	6,747	6,478	(1,924)
Subcontractors	359,464	245,874	121,471	275,087
Depreciation	117,849	80,609	140,426	112,077
Other	168,928	115,546	199,570	137,004
Total	$ 2,936,825	$ 2,008,788	$ 2,585,307	$ 2,458,600